Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%
Assets	$ 85,904,000	$ 97,254,000
Contract liability			$ 1,925,000
Revenue included in contract liability	889,000	1,925,000
VIEs [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets	23,652,000	$ 21,557,000
VIEs [Member] | Contractual Arrangements
Summary Of Significant Accounting Policies [Line Items]
Assets	$ 0